Finite Lived Intangible Assets and Goodwill - Schedule of Amortization of Intangible Assets with Finite Lives (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization of Intangible Assets with Finite Lives [Line Items]
Gross Carrying Amount	$ 23,136,482	$ 731,907	$ 731,907
Accumulated Amortization	1,777,296	612,142	507,770
Intangible assets, net	$ 21,359,186	$ 119,765	224,137
Website and software development costs [Member]
Schedule of Amortization of Intangible Assets with Finite Lives [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life	5 years	5 years
Gross Carrying Amount	$ 330,482	$ 225,907	225,907
Accumulated Amortization	174,233	151,642	106,461
Intangible assets, net	156,249	$ 74,265	119,446
Intellectual property [Member]
Schedule of Amortization of Intangible Assets with Finite Lives [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life		5 years
Gross Carrying Amount	11,852,000	$ 152,000	152,000
Accumulated Amortization	637,000	106,500	81,024
Intangible assets, net	$ 11,215,000	$ 45,500	70,976
Intellectual property [Member] | Minimum [Member]
Schedule of Amortization of Intangible Assets with Finite Lives [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life	5 years
Intellectual property [Member] | Maximum [Member]
Schedule of Amortization of Intangible Assets with Finite Lives [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life	15 years
Customer relationships [Member]
Schedule of Amortization of Intangible Assets with Finite Lives [Line Items]
Finite Lived Intangible Asset Amortization Estimed Useful Life	7 years	7 years
Gross Carrying Amount	$ 9,154,000	$ 354,000	354,000
Accumulated Amortization	912,730	354,000	320,286
Intangible assets, net	$ 8,241,270		$ 33,714